Interest expense	12 Months Ended
Dec. 31, 2014
Interest Expense [Abstract]
Interest expense
Interest expense

Year ended December 31,	2014	2013
Interest on capital lease obligations	$3,103	$2,716
Amortization of deferred financing costs (note 11(c))	1,594	4,326
Interest on Credit Facility	1,268	2,424
Interest on Series 1 Debentures	6,168	12,507
Interest on long term debt	$12,133	$21,973
Other interest expense (income)	102	(276)
	$12,235	$21,697